Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and contingencies.
Schedule of future minimum payments under non-cancelable agreements	As of December 31, 2025, future minimum payments under non-cancelable agreements consist of the following,

Operating commitments
RMB
2026	7,808
2027	4,649
2028	4,457
2029	8,415
25,329

Schedule of capital and other commitments

Capital commitments
RMB
Construction in progress	208,134
Investment	15,000
223,134